Debt and Credit Facilities - Total Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Short-term borrowings	$ 81.6	$ 39.2
Current portion of long-term debt	201.5	1.8
Total current debt	283.1	41.0
Credit facility amount outstanding	81.6	39.2
Other	2.3	3.8
Total long-term debt, less current portion	4,116.4	4,540.8
Total debt	4,399.5	4,581.8
Term Loan A Facility Noncurrent [Member]
Debt Instrument [Line Items]
Credit facility amount outstanding	634.8	843.9
Term Loan B Facility Noncurrent [Member]
Debt Instrument [Line Items]
Credit facility amount outstanding	681.6	771.6
5.25% Senior Notes Due April 2023 [Member]
Debt Instrument [Line Items]
Senior Notes	425.0
12% Senior Notes Due February 2014 [Member]
Debt Instrument [Line Items]
Senior Notes	150.3	153.4
7.875% Senior Notes Due June 2017 [Member]
Debt Instrument [Line Items]
Senior Notes		394.5
8.125% Senior Notes Due September 2019 [Member]
Debt Instrument [Line Items]
Senior Notes	750.0	750.0
6.50% Senior Notes Due December 2020 [Member]
Debt Instrument [Line Items]
Senior Notes	424.1	425.0
8.375% Senior Notes Due September 2021 [Member]
Debt Instrument [Line Items]
Senior Notes	750.0	750.0
6.875% Senior Notes Due July 2033 [Member]
Debt Instrument [Line Items]
Senior Notes	$ 448.6	$ 448.6